Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,909,541,600

OSFI Covered Bond Limit			$37,484,700,477

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$26,909,541,600

A = Lesser of (i) LTV Adjusted Loan Balance and			33,713,905,729		A (i)	35,536,701,979
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	33,713,905,729
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			370,788,099
Total: A + B + C + D + E - F			33,343,117,630

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			27,690,302,718

A = lesser of (i) Present Value of outstanding loan balance of			35,152,463,455
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			35,152,463,455

Intercompany Loan Balance

Guarantee Loan			28,370,757,092
Demand Loan			8,224,725,131
Total			36,595,482,224

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
July 31, 2018	N/A		N/A

Portfolio Flow of Funds

	31-Jul-18		28-Jun-18
Cash Inflows
Principal Receipts	692,602,280.27		504,282,730.99
Sale of Loans	134,842,761.42		203,499,004.11
Revenue Receipts	92,613,224.73		82,993,269.20
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(92,334,846.75)	(7)	(82,859,939.97)	(8)
Purchase of Loans	(53,998,595.80)		(30,294,411.30)
Intercompany Loan Repayment	(773,446,445.89)	(7)	(677,487,323.80)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(1,232.12)		(1,584.18)
Net Inflows/(Outflows)	277,145.86		131,745.05

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.3929%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on August 17th, 2018.

(8) This amount was paid out on July 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$36,297,812,103
Current Month Ending Balance(1)	$35,524,470,947
Number of Mortgage Loans in Pool	170,536
Average Loan Size	$208,311
Number of Primary Borrowers	147,387
Number of Properties	153,140

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.87%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.04%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.24%
Weighted Average Seasoning of Loans in the Portfolio	24.24	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.86%
Weighted Average Original Term of Loans in the Portfolio	54.65	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.41	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.07	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	170,391	99.91%	35,479,759,829	99.87%
30 to 59 Days Past Due	123	0.07%	39,051,457	0.11%
60 to 89 Days Past Due	22	0.01%	5,659,661	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,469	11.42%	4,559,128,395	12.83%
British Columbia	22,794	13.37%	6,380,900,036	17.96%
Manitoba	3,185	1.87%	455,196,011	1.28%
New Brunswick	4,140	2.43%	429,545,616	1.21%
Newfoundland	4,286	2.51%	625,876,061	1.76%
Northwest Territories	53	0.03%	10,420,445	0.03%
Nova Scotia	6,254	3.67%	814,601,657	2.29%
Nunavut	-	0.00%	-	0.00%
Ontario	86,321	50.62%	18,375,155,631	51.73%
Prince Edward Island	857	0.50%	93,943,311	0.26%
Quebec	17,969	10.54%	2,789,479,916	7.85%
Saskatchewan	4,912	2.88%	932,364,790	2.62%
Yukon	296	0.17%	57,859,078	0.16%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,379	1.40%	510,679,150	1.44%
599 or less	1,370	0.80%	276,939,364	0.78%
600 - 650	3,043	1.78%	647,267,622	1.82%
651 - 700	10,731	6.29%	2,356,300,796	6.63%
701 - 750	21,266	12.47%	4,710,703,975	13.26%
751 - 800	32,047	18.79%	7,125,744,709	20.06%
801 and Above	99,700	58.46%	19,896,835,332	56.01%
Total	170,536	100.00%	35,524,470,947	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	132,427	77.65%	26,101,801,859	73.48%
Variable	38,109	22.35%	9,422,669,087	26.52%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	136,559	80.08%	26,420,882,835	74.37%
Non-STEP	33,977	19.92%	9,103,588,112	25.63%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,658	8.01%	3,081,990,299	8.68%
Owner Occupied	156,878	91.99%	32,442,480,648	91.32%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	35,334	20.72%	8,327,172,507	23.44%
2.5000 - 2.9999	76,323	44.75%	14,317,363,871	40.30%
3.0000 - 3.4999	51,141	29.99%	11,428,427,552	32.17%
3.5000 - 3.9999	6,903	4.05%	1,311,654,701	3.69%
4.0000 - 4.4999	268	0.16%	41,399,140	0.12%
4.5000 - 4.9999	347	0.20%	60,909,635	0.17%
5.0000 - 5.4999	93	0.05%	9,547,935	0.03%
5.5000 and Above	127	0.07%	27,995,606	0.08%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,740	10.99%	1,463,283,330	4.12%
20.01-25.00	7,720	4.53%	1,056,915,724	2.98%
25.01-30.00	8,653	5.07%	1,393,214,456	3.92%
30.01-35.00	10,366	6.08%	1,988,088,671	5.60%
35.01-40.00	12,294	7.21%	2,587,010,140	7.28%
40.01-45.00	13,989	8.20%	3,120,973,245	8.79%
45.01-50.00	15,307	8.98%	3,562,521,658	10.03%
50.01-55.00	16,776	9.84%	3,925,349,917	11.05%
55.01-60.00	17,448	10.23%	4,243,869,531	11.95%
60.01-65.00	14,378	8.43%	3,623,046,768	10.20%
65.01-70.00	13,570	7.96%	3,361,864,850	9.46%
70.01-75.00	11,309	6.63%	2,798,358,441	7.88%
75.01-80.00	7,392	4.33%	1,795,580,327	5.05%
80.01-90.00	2,457	1.44%	578,132,564	1.63%
90.01-100.00	112	0.07%	22,418,969	0.06%
Over 100.00	25	0.01%	3,842,356	0.01%
Total	170,536	100.00%	35,524,470,947	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,294	11.31%	3,416,531,685	9.62%
12.00 - 23.99	39,586	23.21%	7,059,399,960	19.87%
24.00 - 35.99	48,587	28.49%	10,315,830,726	29.04%
36.00 - 41.99	36,817	21.59%	9,056,668,275	25.49%
42.00 - 47.99	13,551	7.95%	2,982,194,352	8.39%
48.00 - 53.99	8,412	4.93%	1,862,468,410	5.24%
54.00 - 59.99	3,357	1.97%	656,437,806	1.85%
60.00 - 65.99	743	0.44%	139,608,291	0.39%
66.00 - 71.99	31	0.02%	5,394,777	0.02%
72.00 and Above	158	0.09%	29,936,666	0.08%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,817	27.45%	2,789,546,959	7.85%
100,000 - 149,999	28,136	16.50%	3,516,385,127	9.90%
150,000 - 199,999	25,640	15.03%	4,466,885,788	12.57%
200,000 - 249,999	20,315	11.91%	4,552,390,164	12.81%
250,000 - 299,999	15,238	8.94%	4,166,674,470	11.73%
300,000 - 349,999	10,024	5.88%	3,241,894,958	9.13%
350,000 - 399,999	6,783	3.98%	2,531,903,077	7.13%
400,000 - 449,999	4,456	2.61%	1,887,228,907	5.31%
450,000 - 499,999	3,259	1.91%	1,542,739,672	4.34%
500,000 - 549,999	2,345	1.38%	1,228,656,020	3.46%
550,000 - 599,999	1,845	1.08%	1,057,370,631	2.98%
600,000 - 649,999	1,312	0.77%	818,566,347	2.30%
650,000 - 699,999	912	0.53%	614,563,219	1.73%
700,000 - 749,999	739	0.43%	534,970,697	1.51%
750,000 - 799,999	542	0.32%	419,264,282	1.18%
800,000 - 849,999	495	0.29%	408,541,950	1.15%
850,000 - 899,999	379	0.22%	331,310,779	0.93%
900,000 - 949,999	339	0.20%	313,322,368	0.88%
950,000 - 999,999	210	0.12%	204,208,422	0.57%
1,000,000 or Greater	750	0.44%	898,047,111	2.53%
Total	170,536	100.00%	35,524,470,947	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,744	16.27%	5,381,527,794	15.15%
Single Family	135,795	79.63%	28,510,596,741	80.26%
Multi Family	6,238	3.66%	1,478,509,046	4.16%
Other	759	0.45%	153,837,366	0.43%
Total	170,536	100.00%	35,524,470,947	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	75,455,094	52,953,704	69,350,160	93,268,036	114,864,076	133,515,493	191,677,045	233,780,039	358,286,566	438,360,605	560,358,173	934,565,059	1,002,205,520	298,401,214	2,087,610	-	4,559,128,395	12.83%
	Current and Less Than 30 Days Past Due	75,455,094	52,953,704	69,350,160	93,268,036	114,702,942	133,468,853	191,106,075	233,780,039	358,124,301	437,669,521	559,185,380	933,085,469	999,007,325	298,401,214	2,087,610	-	4,551,645,724	99.84%
	30 to 59 Days Past Due	-	-	-	-	161,134	46,640	299,860	-	162,265	306,892	1,172,793	1,066,075	3,198,195	-	-	-	6,413,853	0.14%
	60 to 89 Days Past Due	-	-	-	-	-	-	271,110	-	-	384,193	-	413,515	-	-	-	-	1,068,818	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	412,160,641	292,641,955	386,746,567	585,611,416	717,643,589	864,628,142	778,154,951	672,517,946	579,822,600	494,598,965	334,206,404	195,597,482	61,642,600	4,057,331	869,449	-	6,380,900,036	17.96%
	Current and Less Than 30 Days Past Due	412,109,688	292,288,508	386,565,784	583,057,283	716,669,020	863,292,092	776,937,919	670,647,580	579,181,295	493,952,071	334,206,404	195,597,482	61,642,600	4,057,331	869,449	-	6,371,074,504	99.85%
	30 to 59 Days Past Due	50,953	-	180,783	1,285,234	974,569	1,336,050	1,217,031	1,870,366	641,305	646,894	-	-	-	-	-	-	8,203,186	0.13%
	60 to 89 Days Past Due	-	353,446	-	1,268,900	-	-	-	-	-	-	-	-	-	-	-	-	1,622,346	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,702,340	7,829,866	9,475,365	13,332,621	17,055,289	23,524,146	31,153,584	36,376,615	51,759,561	61,617,812	78,268,139	85,070,285	29,683,896	739,998	606,496	-	455,196,011	1.28%
	Current and Less Than 30 Days Past Due	8,702,340	7,829,866	9,475,365	13,332,621	16,998,431	23,524,146	31,153,584	36,376,615	51,682,295	61,393,259	78,268,139	84,868,280	29,683,896	739,998	606,496	-	454,635,330	99.88%
	30 to 59 Days Past Due	-	-	-	-	56,858	-	-	-	77,265	224,553	-	202,005	-	-	-	-	560,681	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,033,380	8,420,062	9,058,713	12,807,318	22,973,181	33,869,635	49,356,983	77,134,344	84,415,296	58,243,473	46,045,367	8,758,410	7,429,454	-	-	-	429,545,616	1.21%
	Current and Less Than 30 Days Past Due	11,033,380	8,371,713	9,058,713	12,807,318	22,973,181	33,532,948	49,275,116	76,999,607	84,311,836	58,107,651	46,045,367	8,758,410	7,429,454	-	-	-	428,704,693	99.80%
	30 to 59 Days Past Due	-	-	-	-	-	336,687	-	134,737	103,461	135,822	-	-	-	-	-	-	710,707	0.17%
	60 to 89 Days Past Due	-	48,348	-	-	-	-	81,867	-	-	-	-	-	-	-	-	-	130,216	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,341,610	9,017,588	12,171,413	17,925,870	29,112,930	44,358,343	64,563,351	105,461,822	132,882,255	74,268,027	75,375,117	24,050,118	25,347,617	-	-	-	625,876,061	1.76%
	Current and Less Than 30 Days Past Due	11,341,610	9,017,588	12,171,413	17,925,870	29,055,716	44,358,343	64,426,891	105,083,084	132,882,255	74,268,027	75,375,117	24,050,118	25,347,617	-	-	-	625,303,649	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	136,460	378,738	-	-	-	-	-	-	-	-	515,198	0.08%
	60 to 89 Days Past Due	-	-	-	-	57,215	-	-	-	-	-	-	-	-	-	-	-	57,215	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	399,880	209,430	278,980	212,389	190,309	1,174,758	1,662,026	2,311,678	906,107	1,495,687	863,728	474,468	241,004	-	-	-	10,420,445	0.03%
	Current and Less Than 30 Days Past Due	399,880	209,430	278,980	212,389	190,309	1,174,758	1,662,026	2,311,678	906,107	1,495,687	863,728	474,468	241,004	-	-	-	10,420,445	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,652,463	16,158,626	21,210,375	26,139,888	37,521,107	55,313,459	77,402,837	130,696,044	161,711,662	104,536,302	109,544,197	29,660,722	22,053,814	580,798	419,364	-	814,601,657	2.29%
	Current and Less Than 30 Days Past Due	21,652,463	16,158,626	21,210,375	26,139,888	37,521,107	55,269,690	76,968,391	130,696,044	161,029,445	104,229,402	109,544,197	29,660,722	22,053,814	580,798	419,364	-	813,134,326	99.82%
	30 to 59 Days Past Due	-	-	-	-	-	43,769	434,446	-	682,217	306,899	-	-	-	-	-	-	1,467,331	0.18%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	832,039,856	604,714,658	799,381,085	1,114,729,397	1,486,556,861	1,772,183,303	2,074,272,350	2,268,450,473	2,358,717,711	1,885,034,608	1,550,177,388	911,516,064	430,663,179	267,338,291	15,731,201	3,649,207	18,375,155,631	51.73%
	Current and Less Than 30 Days Past Due	831,854,450	603,757,058	799,094,620	1,113,904,913	1,486,173,780	1,769,234,331	2,071,149,518	2,266,573,058	2,356,626,410	1,882,372,177	1,547,957,417	910,815,731	430,304,769	267,338,291	15,731,201	3,649,207	18,356,536,932	99.90%
	30 to 59 Days Past Due	185,406	957,600	-	754,804	274,412	2,948,972	2,797,677	1,877,415	2,091,301	1,987,545	1,860,362	591,907	358,409	-	-	-	16,685,810	0.09%
	60 to 89 Days Past Due	-	-	286,465	69,680	108,669	-	325,155	-	-	674,886	359,609	108,425	-	-	-	-	1,932,888	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,735,008	2,244,580	2,139,507	3,150,135	3,274,708	7,656,753	11,080,885	19,706,324	18,625,858	8,293,628	10,572,926	2,495,640	1,967,358	-	-	-	93,943,311	0.26%
	Current and Less Than 30 Days Past Due	2,735,008	2,244,580	2,139,507	3,150,135	3,274,708	7,656,753	11,080,885	19,706,324	18,625,858	8,293,628	10,572,926	2,495,640	1,967,358	-	-	-	93,943,311	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	67,298,599	46,055,734	61,395,762	90,301,507	112,708,550	126,245,600	176,271,761	234,243,020	267,533,160	351,652,678	470,879,852	579,755,006	195,435,548	6,805,141	2,704,848	193,149	2,789,479,916	7.85%
	Current and Less Than 30 Days Past Due	67,226,237	46,055,734	61,395,762	90,301,507	112,708,550	126,245,600	176,202,814	233,879,491	267,533,160	351,229,982	470,130,503	578,744,645	195,435,548	6,805,141	2,704,848	193,149	2,786,792,670	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	68,947	363,529	-	422,696	586,764	1,010,361	-	-	-	-	2,452,297	0.09%
	60 to 89 Days Past Due	72,362	-	-	-	-	-	-	-	-	-	162,586	-	-	-	-	-	234,948	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,089,813	15,273,633	20,899,380	27,992,365	41,156,339	52,858,080	100,408,967	134,825,294	223,856,224	137,300,000	117,626,875	25,050,802	16,817,224	209,792	-	-	932,364,790	2.62%
	Current and Less Than 30 Days Past Due	18,089,813	15,273,633	20,899,380	27,992,365	41,156,339	52,614,702	100,135,265	134,554,852	223,423,155	136,751,829	116,858,703	24,932,115	16,817,224	209,792	-	-	929,709,167	99.72%
	30 to 59 Days Past Due	-	-	-	-	-	207,479	273,703	270,442	433,070	435,947	303,065	118,687	-	-	-	-	2,042,393	0.22%
	60 to 89 Days Past Due	-	-	-	-	-	35,899	-	-	-	112,224	465,107	-	-	-	-	-	613,230	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,374,644	1,395,889	1,107,151	2,617,729	3,953,201	5,645,533	6,516,917	9,846,318	5,352,531	7,644,983	7,946,685	1,364,385	2,093,113	-	-	-	57,859,078	0.16%
	Current and Less Than 30 Days Past Due	2,374,644	1,395,889	1,107,151	2,617,729	3,953,201	5,645,533	6,516,917	9,846,318	5,352,531	7,644,983	7,946,685	1,364,385	2,093,113	-	-	-	57,859,078	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,463,283,330	1,056,915,724	1,393,214,456	1,988,088,671	2,587,010,140	3,120,973,245	3,562,521,658	3,925,349,917	4,243,869,531	3,623,046,768	3,361,864,850	2,798,358,441	1,795,580,327	578,132,564	22,418,969	3,842,356	35,524,470,947	100.00%
	Current and Less Than 30 Days Past Due	1,462,974,608	1,055,556,329	1,392,747,209	1,984,710,054	2,585,377,284	3,116,017,749	3,556,615,401	3,920,454,689	4,239,678,648	3,617,408,218	3,356,954,565	2,794,847,465	1,792,023,722	578,132,564	22,418,969	3,842,356	35,479,759,829	99.87%
	30 to 59 Days Past Due	236,360	957,600	180,783	2,040,038	1,466,973	4,919,597	5,228,124	4,895,227	4,190,883	4,467,248	3,922,983	2,989,036	3,556,605	-	-	-	39,051,457	0.11%
	60 to 89 Days Past Due	72,362	401,795	286,465	1,338,579	165,883	35,899	678,133	-	-	1,171,303	987,301	521,941	-	-	-	-	5,659,661	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	07/31/2018
Distribution Date:	08/15/2018

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
FICO® 8 score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	26,971,844	18,034,350	25,828,620	35,089,763	38,135,013	50,064,338	49,036,554	40,744,391	43,229,468	39,563,421	43,649,756	45,740,323	38,676,755	15,757,274	157,281	-	510,679,150	1.44%
<=599	4,615,125	3,742,341	5,510,847	14,244,884	20,569,530	32,924,239	33,495,983	30,429,872	30,159,349	34,283,422	23,701,202	29,275,528	9,790,857	4,196,184	-	-	276,939,364	0.78%
600-650	12,607,522	9,914,120	15,662,858	25,773,296	35,403,425	53,686,455	67,064,284	81,671,829	81,573,282	77,269,845	82,147,654	54,683,313	38,675,779	9,976,870	1,157,088	-	647,267,622	1.82%
651-700	39,070,366	35,117,982	53,020,571	86,974,254	142,998,457	179,893,502	220,711,718	265,415,194	327,492,254	272,452,441	290,307,674	232,281,401	161,922,393	47,783,746	805,727	53,115	2,356,300,796	6.63%
701-750	104,056,919	91,495,190	122,174,914	186,779,559	298,128,750	381,022,290	441,364,244	550,492,232	604,453,559	552,311,894	526,490,411	460,154,161	303,840,161	84,216,268	3,079,685	643,738	4,710,703,975	13.26%
751-800	197,541,087	157,382,969	212,706,056	332,653,544	449,531,333	592,781,806	705,070,816	823,772,627	930,983,511	798,334,737	757,591,069	611,752,280	419,333,076	128,515,540	7,724,336	69,921	7,125,744,709	20.06%
>800	1,078,420,466	741,228,774	958,310,589	1,306,573,371	1,602,243,632	1,830,600,615	2,045,778,058	2,132,823,771	2,225,978,108	1,848,831,007	1,637,977,083	1,364,471,436	823,341,306	287,686,681	9,494,852	3,075,582	19,896,835,332	56.01%
Total	1,463,283,330	1,056,915,724	1,393,214,456	1,988,088,671	2,587,010,140	3,120,973,245	3,562,521,658	3,925,349,917	4,243,869,531	3,623,046,768	3,361,864,850	2,798,358,441	1,795,580,327	578,132,564	22,418,969	3,842,356	35,524,470,947	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.